American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2021

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Auto Components — 1.6%
Aptiv plc(1)	75,245	10,376,285
Beverages — 1.3%
Boston Beer Co., Inc. (The), Class A(1)	7,131	8,601,983
Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc.(1)	46,429	6,555,311
Argenx SE, ADR(1)	14,947	4,116,254
Natera, Inc.(1)	34,787	3,532,272
Seagen, Inc.(1)	3,334	462,959
Turning Point Therapeutics, Inc.(1)	30,886	2,921,507
		17,588,303
Building Products — 1.1%
Trane Technologies plc	42,770	7,081,001
Capital Markets — 3.8%
LPL Financial Holdings, Inc.	62,262	8,851,166
MarketAxess Holdings, Inc.	12,218	6,083,586
MSCI, Inc.	24,535	10,287,035
		25,221,787
Chemicals — 1.3%
Albemarle Corp.	25,831	3,774,168
Element Solutions, Inc.	281,491	5,148,470
		8,922,638
Communications Equipment — 3.6%
Arista Networks, Inc.(1)	34,232	10,334,299
F5 Networks, Inc.(1)	64,023	13,356,478
		23,690,777
Containers and Packaging — 2.8%
Avery Dennison Corp.	67,638	12,421,719
Ball Corp.	76,192	6,456,510
		18,878,229
Electrical Equipment — 3.9%
AMETEK, Inc.	76,581	9,781,691
Generac Holdings, Inc.(1)	14,855	4,864,270
nVent Electric plc	230,655	6,437,581
Plug Power, Inc.(1)	16,314	584,694
Rockwell Automation, Inc.	15,709	4,169,797
		25,838,033
Electronic Equipment, Instruments and Components — 4.2%
Cognex Corp.	193,462	16,055,411
Keysight Technologies, Inc.(1)	82,435	11,821,179
		27,876,590
Entertainment — 4.1%
Live Nation Entertainment, Inc.(1)	96,327	8,154,080
ROBLOX Corp., Class A(1)	23,046	1,494,072
Roku, Inc.(1)	29,541	9,623,572
Zynga, Inc., Class A(1)	744,541	7,601,764
		26,873,488
Health Care Equipment and Supplies — 6.8%
Align Technology, Inc.(1)	23,953	12,971,268

DexCom, Inc.(1)	18,258	6,561,743
IDEXX Laboratories, Inc.(1)	21,745	10,640,046
Teleflex, Inc.	35,487	14,743,429
		44,916,486
Health Care Providers and Services — 3.4%
Amedisys, Inc.(1)	28,621	7,578,555
Encompass Health Corp.	180,535	14,785,816
		22,364,371
Health Care Technology — 2.7%
Teladoc Health, Inc.(1)	36,952	6,716,026
Veeva Systems, Inc., Class A(1)	43,268	11,303,332
		18,019,358
Hotels, Restaurants and Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)	5,251	7,460,726
Las Vegas Sands Corp.(1)	146,065	8,874,909
		16,335,635
Insurance — 1.0%
SelectQuote, Inc.(1)	221,719	6,542,928
Interactive Media and Services — 1.6%
Match Group, Inc.(1)	77,768	10,683,768
Internet and Direct Marketing Retail — 1.8%
Chewy, Inc., Class A(1)	67,155	5,688,700
Etsy, Inc.(1)	30,573	6,165,657
		11,854,357
IT Services — 4.2%
Square, Inc., Class A(1)	45,138	10,248,583
Twilio, Inc., Class A(1)	52,408	17,858,550
		28,107,133
Leisure Products — 0.5%
Peloton Interactive, Inc., Class A(1)	32,012	3,599,429
Life Sciences Tools and Services — 4.1%
10X Genomics, Inc., Class A(1)	23,390	4,233,590
Bio-Techne Corp.	16,900	6,454,617
Mettler-Toledo International, Inc.(1)	9,828	11,358,121
Repligen Corp.(1)	27,077	5,264,040
		27,310,368
Machinery — 4.2%
Graco, Inc.	77,153	5,525,698
Parker-Hannifin Corp.	41,362	13,046,816
Rexnord Corp.	122,405	5,764,051
Westinghouse Air Brake Technologies Corp.	46,725	3,698,751
		28,035,316
Personal Products — 1.4%
Shiseido Co. Ltd.	140,100	9,437,773
Pharmaceuticals — 1.5%
Horizon Therapeutics plc(1)	109,738	10,100,286
Professional Services — 2.3%
CoStar Group, Inc.(1)	6,427	5,282,287
TransUnion	55,358	4,982,220
Verisk Analytics, Inc.	30,056	5,310,595
		15,575,102
Semiconductors and Semiconductor Equipment — 6.6%
Marvell Technology Group Ltd.	223,134	10,929,103
Skyworks Solutions, Inc.	63,591	11,667,677
Teradyne, Inc.	115,356	14,036,518

Xilinx, Inc.	55,147	6,832,713
		43,466,011
Software — 16.8%
Atlassian Corp. plc, Class A(1)	42,605	8,979,430
Cadence Design Systems, Inc.(1)	158,500	21,712,915
Coupa Software, Inc.(1)	34,129	8,685,148
DocuSign, Inc.(1)	61,445	12,439,540
HubSpot, Inc.(1)	32,032	14,549,255
Manhattan Associates, Inc.(1)	108,984	12,792,542
Palo Alto Networks, Inc.(1)	43,611	14,045,358
RingCentral, Inc., Class A(1)	34,685	10,331,968
Splunk, Inc.(1)	55,661	7,540,952
		111,077,108
Specialty Retail — 4.8%
Burlington Stores, Inc.(1)	40,262	12,030,286
Carvana Co.(1)	21,398	5,614,835
Five Below, Inc.(1)	30,159	5,754,036
Lithia Motors, Inc., Class A	22,193	8,657,267
		32,056,424
Textiles, Apparel and Luxury Goods — 1.4%
lululemon athletica, Inc.(1)	30,862	9,465,684
Trading Companies and Distributors — 1.1%
W.W. Grainger, Inc.	18,425	7,387,135
TOTAL COMMON STOCKS (Cost $448,117,420)		657,283,786
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $688,138), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $674,622)		674,622
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $2,293,000), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $2,248,000)		2,248,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	901,195	901,195
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,823,817)		3,823,817
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $451,941,237)		661,107,603
OTHER ASSETS AND LIABILITIES — 0.3%		1,759,166
TOTAL NET ASSETS — 100.0%		$662,866,769

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	50,309,910	USD	463,568	Bank of America N.A.	6/30/21	$(8,811)
JPY	38,583,540	USD	354,642	Bank of America N.A.	6/30/21	(5,881)
JPY	31,774,680	USD	291,467	Bank of America N.A.	6/30/21	(4,251)
USD	9,411,835	JPY	1,025,489,970	Bank of America N.A.	6/30/21	142,308
USD	233,441	JPY	25,848,450	Bank of America N.A.	6/30/21	(206)
						$123,159

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	647,846,013	9,437,773	—
Temporary Cash Investments	901,195	2,922,622	—
	648,747,208	12,360,395	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	142,308	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	19,149	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.